CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ 11	$ (3)	$ (50)
Foreign currency translation adjustments:
Arising in the year	(50)	10	8
Foreign currency translation adjustments	(50)	10	8
Effective portion of changes in fair value of cash flow hedges
New fair value adjustments into reserve	12	19	(76)
Movement out of reserve to income statement	21	(4)	12
Movement in deferred tax	(5)	(2)	4
Effective portion of changes in fair value of cash flow hedges	28	13	(60)
(Loss)/gain recognized on cost of hedging
New fair value adjustments into reserve	(1)
Movement out of reserve to income statement	1
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	21	(3)	(16)
Deferred tax movement on employee benefit obligations	(4)	1	4
Total other comprehensive (expense)/income for the year	17	(2)	(12)
Total other comprehensive income/(expense) for the year	(5)	21	(64)
Total comprehensive income/(expense) for the year	6	18	(114)
Attributable to:
Equity holders	5	$ 18	$ (114)
Non-controlling interests	$ 1